UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2017

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments:

Putnam High Yield Fund

The fund's portfolio
8/31/17 (Unaudited)

CORPORATE BONDS AND NOTES (88.3%)(a)
			Principal amount	Value

Advertising and marketing services (0.6%)

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			$1,045,000	$1,073,738

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			3,289,000	3,437,005

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			2,285,000	2,383,255

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			2,265,000	2,352,769

				9,246,767
Automotive (0.5%)

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)			3,365,000	3,398,650

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			5,639,000	5,681,293

				9,079,943
Broadcasting (2.4%)

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			2,385,000	2,510,213

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			1,735,000	1,726,325

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			4,650,000	4,789,500

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			3,215,000	3,311,450

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			3,750,000	2,981,250

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			6,340,000	6,561,900

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			4,895,000	5,006,606

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			2,310,000	2,489,025

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			3,150,000	3,236,625

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			1,420,000	1,430,650

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			1,705,000	1,768,938

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			3,404,000	3,421,020

				39,233,502
Building materials (1.3%)

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			3,769,000	3,985,718

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			4,808,000	5,012,340

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			1,760,000	1,892,000

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			3,355,000	3,505,975

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			2,185,000	2,239,625

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25			4,387,000	4,403,451

				21,039,109
Capital goods (7.3%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			6,575,000	6,838,000

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			3,865,000	3,971,288

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			5,910,000	6,508,388

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)			2,540,000	2,705,100

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			2,985,000	3,119,325

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			6,374,000	6,565,220

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			995,000	1,037,288

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			4,667,000	5,291,211

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			5,248,000	5,785,920

CD&R Waterworks Merger Sub, LLC 144A sr. unsec. notes 6.125%, 8/15/25			455,000	464,100

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			1,938,000	2,267,460

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			9,720,000	9,950,850

Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 8.00%, 5/15/22			4,180,000	4,242,700

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			4,294,000	4,503,333

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			5,320,000	6,954,687

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			7,966,000	9,180,815

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			5,010,000	5,097,675

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			1,526,000	1,583,225

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			2,267,000	2,380,350

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			3,225,000	3,354,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.658%, 7/15/21			280,000	285,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			2,783,000	2,981,289

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25			695,000	722,800

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			2,960,000	3,078,400

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			2,288,000	2,310,880

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			8,500,000	8,959,170

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			2,000,000	2,060,000

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			4,058,000	4,174,668

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			1,291,000	1,341,026

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			3,940,000	4,132,075

				121,846,493
Chemicals (4.6%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			2,419,000	2,497,618

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			4,610,000	4,679,150

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			3,460,000	3,537,850

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			3,625,000	4,395,313

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43			2,137,000	1,853,848

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			2,324,000	2,422,770

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			3,645,000	4,018,613

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			845,000	896,756

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			5,325,000	5,218,500

CSTN Merger Sub, Inc. 144A company guaranty sr. notes 6.75%, 8/15/24			2,950,000	2,902,063

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			5,819,000	6,546,375

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			2,624,000	3,024,160

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			2,575,000	2,768,125

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			3,568,000	3,559,080

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)			2,007,000	2,007,000

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			520,000	570,050

Platform Specialty Products Corp. 144A sr. unsec. notes 6.50%, 2/1/22			1,290,000	1,338,375

SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)			3,860,000	3,975,800

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)			2,200,000	2,246,750

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			1,000,000	1,016,250

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			3,450,000	3,613,875

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			3,010,000	3,130,400

Venator Finance SARL/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)			3,050,000	3,126,250

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			5,720,000	6,206,200

				75,551,171
Commercial and consumer services (1.0%)

CDK Global, Inc. 144A sr. unsec. bonds 4.875%, 6/1/27			1,425,000	1,446,375

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			2,325,000	2,449,969

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			3,865,000	4,125,888

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			3,573,000	3,805,245

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			3,895,000	4,006,981

				15,834,458
Communication services (9.6%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			605,000	636,763

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)			1,755,000	1,851,525

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			5,505,000	5,828,419

Altice SA 144A company guaranty sr. unsec. notes 7.625%, 2/15/25 (Luxembourg)			2,335,000	2,521,800

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			470,000	519,938

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			2,018,000	2,078,540

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			2,040,000	2,129,250

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			5,488,000	5,817,280

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			1,799,000	1,901,885

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			4,130,000	4,320,517

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25			300,000	331,125

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			6,350,000	6,461,125

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			2,122,000	2,159,135

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			5,556,000	5,903,250

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			5,465,000	5,608,456

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			1,050,000	1,155,000

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			6,940,000	8,039,643

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)			4,425,000	4,253,531

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			4,770,000	4,567,275

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			2,410,000	2,599,788

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			1,613,000	1,405,326

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			4,067,000	3,660,300

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			546,000	512,039

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)			4,170,000	4,237,763

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			1,080,000	681,750

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			5,152,000	3,145,296

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10.875%, 10/15/25			1,924,000	2,366,520

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			715,000	764,156

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			3,395,000	3,666,668

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			5,790,000	6,050,550

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			1,180,000	1,239,000

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			6,647,000	7,311,700

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			370,000	405,150

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			976,000	1,054,080

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			10,670,000	12,191,862

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			7,715,000	8,505,788

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			2,205,000	2,237,414

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			3,504,000	3,692,340

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			5,440,000	5,858,200

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			2,355,000	2,526,444

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			490,000	509,600

Unitymedia GmbH 144A company guaranty sr. notes 6.125%, 1/15/25 (Germany)			3,340,000	3,552,925

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			4,323,000	4,636,418

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			1,640,000	1,689,200

Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 5.75%, 1/15/25 (United Kingdom)			2,501,000	2,576,030

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			3,145,000	3,176,450

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			3,454,000	2,668,215

				159,005,429
Construction (3.1%)

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			4,865,000	5,156,900

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			5,960,000	6,213,300

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			4,476,000	5,113,830

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			5,320,000	5,559,400

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%, 10/12/22 (Mexico)			2,740,000	2,883,850

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			3,580,000	3,790,504

Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)			850,000	915,875

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			1,215,000	1,293,975

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			1,714,000	1,778,275

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			5,733,000	6,191,640

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			3,716,000	3,808,900

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			2,355,000	2,502,188

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			6,061,000	5,909,475

				51,118,112
Consumer (0.3%)

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			2,195,000	2,334,931

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			230,000	238,913

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			2,020,000	2,166,450

				4,740,294
Consumer staples (5.0%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			921,000	951,393

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)			2,210,000	2,259,725

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			1,565,000	1,602,169

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			2,685,000	2,718,563

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25			1,220,000	1,268,800

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			1,335,000	1,428,450

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27			2,930,000	2,988,600

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25			3,465,000	3,552,768

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			5,810,000	6,343,939

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			3,185,000	3,431,838

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			4,685,000	4,895,825

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			9,339,000	9,887,666

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			4,160,000	4,222,400

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25		EUR	2,910,000	3,511,844

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			$2,557,000	1,936,928

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25			2,898,000	2,767,590

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			2,765,000	2,913,619

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			2,765,000	2,890,255

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			1,780,000	1,826,725

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			3,385,000	3,512,445

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			861,000	887,906

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			2,040,000	2,065,500

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			1,830,000	1,887,188

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			1,205,000	1,242,656

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			3,089,000	2,494,151

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			4,432,000	3,964,956

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			5,171,000	5,074,044

				82,527,943
Energy (9.6%)

Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 144A sr. unsec. notes 7.50%, 5/1/25			1,670,000	1,745,150

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			5,985,000	6,418,913

Andeavor Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			1,385,000	1,468,100

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			1,210,000	1,231,175

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			1,350,000	1,353,375

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			2,159,000	2,196,783

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			1,774,000	1,805,045

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			1,885,000	1,687,075

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			2,113,000	1,177,998

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			3,460,000	1,907,325

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			2,275,000	2,434,250

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			7,112,000	7,645,400

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27			2,705,000	2,799,675

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			2,298,000	2,030,858

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			2,389,000	2,469,629

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27			1,131,000	1,074,450

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			2,001,000	1,928,464

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			4,403,000	4,535,090

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			1,903,000	1,979,120

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			2,323,000	1,964,329

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			1,795,000	1,669,350

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			750,000	753,750

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			2,415,000	2,378,775

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			2,087,000	2,094,826

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			1,930,000	1,032,550

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			2,499,000	2,236,605

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25			5,030,000	5,168,325

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24			1,355,000	1,358,388

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			4,199,000	4,471,935

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			4,446,000	3,278,925

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			1,935,000	1,277,100

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			1,068,000	1,043,970

FTS International, Inc. 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 7.50%, 8.746%, 6/15/20			817,000	829,255

Halcon Resources Corp. 144A company guaranty notes 12.00%, 2/15/22			861,000	1,033,200

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			3,935,000	4,092,400

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			3,185,000	3,272,588

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			938,000	934,483

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			1,402,000	1,114,590

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			985,000	786,769

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			1,060,000	984,475

Murphy Oil Corp. sr. unsec. unsub. notes 5.75%, 8/15/25			2,200,000	2,228,600

Murray Energy Corp. 144A notes 11.25%, 4/15/21			2,534,000	1,469,720

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			3,137,000	3,317,378

Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24			2,218,000	2,362,170

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			2,481,000	2,592,645

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			3,426,000	2,646,516

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6.50%, 11/1/21			1,366,000	1,328,435

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			1,860,000	1,799,550

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			3,307,000	3,216,058

Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			2,950,000	2,927,875

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			115,000	100,338

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			4,955,000	5,054,100

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			1,765,000	1,703,225

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			1,580,000	1,552,350

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25			2,315,000	2,280,275

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21			1,219,000	1,225,095

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24			1,220,000	1,232,200

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			3,360,000	3,498,600

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			2,320,000	2,421,500

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			2,190,000	219

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			4,230,000	423

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20			2,540,000	2,463,800

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			3,126,000	3,020,498

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			2,713,000	2,414,570

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			735,000	692,738

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			410,000	390,525

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			1,241,000	1,172,745

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			2,015,000	2,085,525

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			1,010,000	1,037,775

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			645,000	632,100

Weatherford International, Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			1,195,000	1,221,888

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			1,300,000	1,664,000

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			1,406,000	1,701,260

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			1,039,000	1,140,303

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			2,885,000	3,115,800

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			4,219,000	4,350,844

				159,726,106
Entertainment (1.8%)

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27			1,293,000	1,210,571

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26			2,077,000	1,949,784

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			1,060,000	1,066,625

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			2,885,000	2,740,750

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			1,456,000	1,498,224

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			1,834,000	1,829,415

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			2,375,000	2,505,625

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			1,795,000	1,947,575

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			1,590,000	1,621,800

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			1,750,000	1,736,875

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			1,662,000	1,695,240

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			4,635,000	4,739,288

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			5,165,000	5,210,452

				29,752,224
Financials (7.8%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			3,730,000	3,813,925

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			2,759,000	2,896,950

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			9,127,000	11,751,013

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			2,865,000	3,093,341

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			3,337,000	4,538,320

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.00%, perpetual maturity (Spain)			2,000,000	2,075,000

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			1,010,000	1,103,425

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			635,000	715,963

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			495,000	547,782

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			6,275,000	6,800,531

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			2,111,000	2,284,946

Citigroup, Inc. jr. unsec. sub. FRN Ser. T, 6.25%, perpetual maturity			645,000	720,788

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20			4,425,000	3,916,125

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			3,190,000	3,389,375

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			760,000	915,397

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			1,685,000	1,781,888

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			1,520,000	1,548,424

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			3,350,000	3,542,625

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			2,610,000	1,461,600

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			3,247,000	4,142,315

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			4,490,000	4,624,700

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			1,020,000	1,022,550

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			4,303,000	4,473,829

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			2,045,000	2,152,976

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			1,985,000	2,047,031

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			558,000	574,740

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			1,757,000	1,806,987

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			221,000	210,503

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			1,265,000	1,299,788

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			1,225,000	1,548,094

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)		GBP	1,355,000	3,315,435

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			$793,000	884,354

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			3,415,000	3,577,213

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			1,370,000	1,489,875

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			4,332,000	4,420,200

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			1,600,000	1,670,000

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			2,232,000	2,335,230

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			3,705,000	3,834,675

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			7,490,000	9,418,675

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			1,800,000	1,899,000

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			1,210,000	1,361,250

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22			2,190,000	2,294,025

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			2,583,000	2,699,235

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			4,108,000	4,200,430

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			3,089,000	2,849,603

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			3,092,000	3,149,975

				130,200,106
Forest products and packaging (3.3%)

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			6,541,000	6,851,698

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			4,435,000	4,629,031

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			7,585,000	7,746,181

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			3,596,000	3,470,140

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			4,194,000	4,361,760

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			5,383,000	5,510,846

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			4,540,000	4,835,100

Mercer International, Inc. 144A sr. unsec. notes 6.50%, 2/1/24 (Canada)			3,650,000	3,805,125

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			3,720,000	3,998,256

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			395,000	447,338

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			3,042,000	3,559,140

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			4,678,000	5,613,600

				54,828,215
Gaming and lottery (3.6%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			3,385,000	3,638,875

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			1,095,000	1,189,444

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22			1,160,000	1,206,400

Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 4/1/25			910,000	966,875

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			4,280,000	4,601,000

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	5,154,000	4,276,685

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			$6,195,000	6,799,322

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			8,017,000	8,337,680

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			1,150,000	1,239,125

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			2,320,000	2,407,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			5,220,000	5,272,200

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			11,399,000	12,681,388

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			413,000	415,065

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			3,470,000	3,704,225

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			2,644,000	2,670,440

				59,405,724
Health care (7.0%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			5,170,000	4,872,725

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			2,457,000	2,458,843

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			4,233,000	4,021,350

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21			1,755,000	1,597,050

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			3,320,000	3,573,150

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			911,000	940,608

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			2,785,000	2,922,858

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			1,580,000	1,591,850

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			8,701,000	7,210,954

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19			785,000	778,131

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			1,778,000	1,672,431

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			4,400,000	715,000

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			605,000	432,575

Eagle Holding Co II, LLC 144A sr. unsec. unsub. notes 7.625%, 5/15/22(PIK)			1,140,000	1,178,475

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. sub. notes 5.875%, 10/15/24 (Ireland)			625,000	645,313

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)			875,000	719,688

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			5,845,000	4,909,800

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			2,248,000	1,865,840

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			1,466,000	1,526,473

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			2,970,000	3,196,463

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			6,815,000	7,419,831

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			5,620,000	5,809,675

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			1,115,000	1,285,038

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			3,735,000	3,916,895

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			1,996,000	2,225,540

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			3,215,000	3,006,025

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			2,395,000	2,496,788

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			670,000	658,275

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			6,020,000	5,899,600

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			4,229,000	4,345,298

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			4,700,000	4,999,625

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			2,030,000	2,090,900

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			340,000	350,625

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			3,585,000	3,816,914

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			5,525,000	4,661,719

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			3,930,000	3,350,325

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			1,060,000	972,550

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			1,740,000	1,461,600

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			4,755,000	4,695,563

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			3,475,000	3,687,844

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			1,155,000	1,211,306

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			1,615,000	1,691,713

				116,883,226
Homebuilding (2.0%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			4,130,000	4,243,575

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			1,750,000	1,828,400

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			1,815,000	1,969,275

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			5,500,000	5,503,630

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			980,000	1,024,100

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21			155,000	163,525

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			820,000	834,350

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			4,473,000	4,572,748

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			5,189,000	6,123,020

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			360,000	387,000

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 4.875%, 6/1/23			2,210,000	2,254,200

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			120,000	122,796

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			710,000	743,725

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			3,261,000	3,464,813

				33,235,157
Leisure (0.5%)

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25			7,870,000	7,692,925

				7,692,925
Lodging/Tourism (1.5%)

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			4,580,000	4,929,225

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			5,095,000	5,451,650

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			3,725,000	3,957,813

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			3,680,000	3,900,800

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			235,000	247,925

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			712,000	776,970

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			945,000	1,063,125

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			2,680,000	2,626,400

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			2,105,000	2,141,411

				25,095,319
Media (0.8%)

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7.625%, 6/15/24			3,795,000	4,183,988

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			1,840,000	1,899,800

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			1,283,000	1,321,490

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			2,351,000	2,433,285

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			2,566,000	2,649,395

				12,487,958
Metals (4.6%)

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25			1,645,000	1,624,438

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			3,538,000	3,829,885

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			555,000	564,713

Anglo American Capital PLC 144A company guaranty sr. unsec. notes 4.75%, 4/10/27 (United Kingdom)			1,470,000	1,543,500

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			1,909,000	2,192,964

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)			1,770,000	2,093,025

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25			4,420,000	4,629,950

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)			2,104,000	2,138,190

Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (Netherlands)			1,685,000	1,756,613

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			3,835,000	3,921,243

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 4/1/23 (Canada)			790,000	809,750

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			2,379,000	2,444,423

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			1,481,000	1,525,430

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			3,320,000	3,598,050

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			1,175,000	1,155,906

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)			1,520,000	1,592,200

Grinding Media, Inc./Moly-Cop Altasteel, Ltd. 144A sr. sub. notes 7.375%, 12/15/23			1,020,000	1,096,500

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			1,627,000	1,840,544

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			1,982,000	2,056,325

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			990,000	1,025,888

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			4,418,000	4,605,765

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			3,515,000	3,690,750

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27			3,562,000	3,789,078

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			1,375,000	1,454,063

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			5,540,000	5,733,900

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			1,520,000	1,632,100

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			1,150,000	1,190,250

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			1,340,000	1,403,650

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			1,180,000	1,188,201

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			480,000	553,200

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25			3,760,000	3,797,600

United States Steel Corp. sr. unsec. notes 6.875%, 8/15/25			1,250,000	1,271,875

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			3,552,000	3,978,240

				75,728,209
Retail (1.3%)

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			2,926,000	1,141,140

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			3,110,000	3,040,025

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			3,226,000	2,161,420

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			2,210,000	1,005,550

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			4,165,000	2,134,563

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			4,260,000	4,387,800

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			1,955,000	1,974,550

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			2,570,000	2,602,125

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			1,255,000	1,022,825

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			2,474,000	2,461,630

				21,931,628
Technology (4.6%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (in default)(NON)			8,845,000	7,451,913

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			9,413,000	10,427,328

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			3,360,000	3,680,875

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			745,000	781,095

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			5,535,000	5,963,963

First Data Corp. 144A notes 5.75%, 1/15/24			3,865,000	4,067,913

First Data Corp. 144A sr. notes 5.375%, 8/15/23			2,760,000	2,904,900

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			7,044,000	7,475,445

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			6,922,000	7,060,440

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			4,885,000	4,982,700

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			4,020,000	4,266,225

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24			1,933,000	2,010,320

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			4,565,000	4,724,775

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			7,920,000	9,018,900

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			1,575,000	1,793,531

				76,610,323
Textiles (0.1%)

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			2,165,000	2,251,600

				2,251,600
Tire and rubber (0.3%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			5,366,000	5,540,395

				5,540,395
Transportation (0.3%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			4,778,000	4,969,120

				4,969,120
Utilities and power (3.5%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			1,320,000	1,343,100

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			1,311,000	1,497,818

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			5,201,000	5,396,038

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			1,610,000	1,644,213

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			3,607,000	4,084,928

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			5,017,000	4,601,592

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26			1,824,000	1,787,520

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			920,000	944,150

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			4,677,000	5,189,113

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			3,360,000	3,477,600

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			4,221,000	4,352,906

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26			3,310,000	3,417,575

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			950,000	977,313

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			2,040,000	2,198,100

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31 (in default)(NON)			2,025,000	1,837,688

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21 (in default)(NON)			1,430,000	1,304,875

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (in default)(NON)			1,120,000	772,800

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			2,540,000	2,730,500

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			4,160,000	4,368,000

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			2,095,000	2,163,088

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			3,900,000	3,997,500

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			1,345,000	3,363

				58,089,780

Total corporate bonds and notes (cost $1,435,845,241)				$1,463,651,236

SENIOR LOANS (4.8%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.243%, 7/2/22			$3,654,422	$2,430,191

ASP AMC Merger Sub, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.796%, 4/21/24			1,765,274	1,719,672

Asurion, LLC bank term loan FRN BBA LIBOR USD 3 Month + 6.00%, 7.30%, 8/4/25			2,855,000	2,913,884

Avaya, Inc. bank term loan FRN Ser. B7, BBA LIBOR USD 3 Month + 5.25%, 6.564%, 5/29/20 (in default)(NON)			3,975,223	3,341,672

Brand Energy & Infrastructure Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.522%, 6/21/24			5,485,000	5,498,027

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, BBA LIBOR USD 3 Month + 7.75%, 11.75%, 3/1/18 (in default)(NON)			4,789,679	5,758,583

Caesars Growth Properties Holdings, LLC bank term loan FRN Ser. L, BBA LIBOR USD 3 Month + 3.00%, 4.239%, 5/8/21			3,438,182	3,445,918

Capital Automotive LP bank term loan FRN BBA LIBOR USD 3 Month + 6.00%, 7.24%, 3/24/25			1,213,426	1,225,560

CCC Information Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 7.989%, 3/30/25			1,387,000	1,424,710

Chesapeake Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 7.50%, 8.814%, 8/23/21			5,240,000	5,580,600

Concordia International Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.25%, 5.484%, 10/21/21			3,015,588	2,142,952

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.046%, 5/3/24			1,408,628	1,406,428

Del Monte Foods, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 7.25%, 8.69%, 8/18/21			2,430,000	1,397,250

Endo Luxembourg Finance Co. I Sarl bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.25%, 5.50%, 4/27/24			1,450,000	1,454,143

FTS International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 5.989%, 4/16/21			3,610,000	3,245,993

Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.796%, 10/18/19			2,846,722	2,458,856

iHeartCommunications, Inc. bank term loan FRN Ser. D, BBA LIBOR USD 3 Month + 6.75%, 7.989%, 1/30/19			4,080,000	3,271,650

J Crew Group, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.244%, 3/5/21			3,790,802	2,170,234

Kronos, Inc./MA bank term loan FRN BBA LIBOR USD 3 Month + 8.25%, 9.561%, 11/1/24			2,297,000	2,365,910

MEG Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 3.50%, 4.734%, 12/31/23			917,700	908,982

Navistar, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.24%, 8/7/20			6,073,607	6,119,159

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.481%, 10/25/20			201,861	148,469

New Arclin US Holding Corp. bank term loan FRN BBA LIBOR USD 3 Month + 8.75%, 9.75%, 2/14/25			680,000	690,200

PetSmart, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.24%, 3/10/22			1,221,875	1,074,028

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.739%, 9/7/23			3,979,925	3,575,537

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 9.00%, 10.25%, 2/4/25			845,000	838,663

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 5.75%, 8/4/24			1,430,000	1,438,044

Solenis International LP bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 8.067%, 7/31/22			2,815,000	2,811,481

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 8.50%, 9.739%, 3/19/21			2,088,490	1,811,765

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 5.739%, 3/19/20			2,223,220	2,082,416

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.239%, 11/30/23			1,601,498	1,612,508

VGD Merger Sub, LLC bank term loan FRN BBA LIBOR USD 3 Month + 7.50%, 8.736%, 8/18/24			1,655,000	1,683,963

Yonkers Racing Corp. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.49%, 5/31/24			917,000	915,854

Total senior loans (cost $83,940,509)				$78,963,302

COMMON STOCKS (1.4%)(a)
			Shares	Value

ACC Claims Holdings, LLC Class A (Units)(F)			4,192,615	$25,156

Ally Financial, Inc.			170,920	3,862,792

Berry Plastics Group, Inc.(NON)			44,725	2,515,334

Charter Communications, Inc. Class A(NON)			7,515	2,995,028

CHC Group, LLC (acquired 3/23/17, cost $156,339) (Cayman Islands)(RES)(NON)			10,782	86,256

CIT Group, Inc.			53,168	2,384,585

Community Health Systems, Inc.(NON)			181,320	1,385,285

Gaming and Leisure Properties, Inc.(R)			67,619	2,649,989

Halcon Resources Corp.(NON)			131,989	817,012

Keane Group, Inc.(NON)			173,386	2,245,349

Live Nation Entertainment, Inc.(NON)			17,645	705,094

Milagro Oil & Gas, Inc. (Units)(F)			918	74,358

Nine Point Energy			33,520	461,235

SandRidge Energy, Inc.(NON)			48,331	832,260

Seven Generations Energy, Ltd. (Canada)(NON)			92,240	1,404,190

Tervita Corp. Class A (Canada)			2,845	19,935

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			104,590	109,820

Tribune Media Co. Class 1C(F)			297,958	74,489

Vantage Drilling International (Units)(NON)			1,472	272,320

Total common stocks (cost $23,902,244)				$22,920,487

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)
			Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.			2,467	$2,012,147

American Tower Corp. $5.50 cv. pfd.(R)			27,765	3,619,862

Belden, Inc. $6.75 cv. pfd.			12,985	1,371,735

Crown Castle International Corp.Ser. A, 6.875% cv. pfd.(NON)			2,541	2,818,477

EPR Properties Ser. C, $1.438 cv. pfd.			58,913	1,649,564

iStar, Inc. $2.25 cv. pfd.			31,913	1,572,673

Nine Point Energy 6.75% cv. pfd.			552	571,381

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.			17,275	1,808,002

Total convertible preferred stocks (cost $13,729,538)				$15,423,841

CONVERTIBLE BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $566,310) (Cayman Islands)(RES)			$809,256	$1,230,069

DISH Network Corp. cv. sr. unsec. Notes 3.375%, 8/15/26			3,073,000	3,560,839

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			1,016,000	3,098,800

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			2,365,000	2,707,925

Total convertible bonds and notes (cost $7,087,630)				$10,597,633

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	35,854	$17,927

Total warrants (cost $—)				$17,927

SHORT-TERM INVESTMENTS (2.2%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills 1.033%, 12/14/17(SEGCCS)			$247,000	$246,333

U.S. Treasury Bills 1.039%, 1/11/18			3,000	2,989

U.S. Treasury Bills 1.063%, 1/18/18(SEGCCS)			3,000	2,988

U.S. Treasury Bills 1.022%, 12/7/17			2,000	1,995

Putnam Short Term Investment Fund 1.15%(AFF)		Shares	35,401,680	35,401,680

Total short-term investments (cost $35,655,928)				$35,655,985

TOTAL INVESTMENTS

Total investments (cost $1,600,161,090)(b)				$1,627,230,411

FORWARD CURRENCY CONTRACTS at 8/31/17 (aggregate face value $10,116,470) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	9/20/17	$3,514,369	$3,467,978	$(46,391)
Barclays Bank PLC
	Canadian Dollar	Sell	10/18/17	500,905	482,690	(18,215)
Citibank, N.A.
	Canadian Dollar	Sell	10/18/17	994,518	958,192	(36,326)
Goldman Sachs International
	British Pound	Sell	9/20/17	2,864,125	2,855,748	(8,377)
JPMorgan Chase Bank N.A.
	British Pound	Sell	9/20/17	442,207	440,925	(1,282)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/18/17	1,983,108	1,910,937	(72,171)

Unrealized appreciation						—
Unrealized depreciation						(182,762)

Total						$(182,762)
* The exchange currency for all contracts listed is the United States Dollar.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING - PROTECTION PURCHASED at 8/31/17 (Unaudited)
Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	(paid)	appreciation/
	Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)

	NA HY Series 28 Index	$587,684	$7,963,000	580,049	6/20/22	(500 bp) - Quarterly	$(73,101)

	Total	$587,684					$(73,101)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2016 through August 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,658,313,564.
(b)	The aggregate identified cost on a tax basis is $1,599,632,157, resulting in gross unrealized appreciation and depreciation of $70,956,896 and $45,334,935, respectively, or net unrealized appreciation of $25,621,959.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/2016	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/2017

Short-term investments
	Putnam Short Term Investment Fund*	23,309,787	229,449,171	217,357,278	260,498	35,401,680

	Total Short-term investments	$23,309,787	$229,449,171	$217,357,278	$260,498	$35,401,680
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $154,639 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts tohedge credit risk, to gain liquid exposure to individual names, and to hedge market risk..
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $182,762 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$2,515,334	$—	$—
Communication services	2,995,028	—	25,156
Consumer cyclicals	705,094	—	74,489
Energy	5,571,131	481,170	74,358
Financials	8,897,366	—	—
Health care	1,385,285	—	—
Transportation	—	86,256	—
Utilities and power	—	109,820	—
Total common stocks	22,069,238	677,246	174,003
Convertible bonds and notes	—	10,597,633	—
Convertible preferred stocks	—	15,423,841	—
Corporate bonds and notes	—	1,463,650,594	642
Senior loans	—	78,963,302	—
Warrants	17,927	—	—
Short-term investments	35,401,680	254,305	—

Totals by level	$57,488,845	$1,569,566,921	$174,645

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(182,762)	$—
Credit default contracts	—	(660,785)	—

Totals by level	$—	$(843,547)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$—	$660,785
Foreign exchange contracts	—	182,762
Equity contracts	17,927	—

Total	$17,927	$843,547

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$6,400,000
Centrally cleared credit default contracts (notional)		$7,900,000
Warrants (number of warrants)		22,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 27, 2017